The reconciliation of bullion holdings for the years ended December 31, 2023 and 2022 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 4,084,962
Realized gains (losses) on sales and redemptions for physical bullion	(8,316)
Change in unrealized gains (losses)	(21,388)	123,466
Balance at end of year	4,065,861	4,084,962
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,084,962	3,597,211
Purchases	149,522	364,285
Sales
Redemptions for physical bullion	(138,919)
Realized gains (losses) on sales and redemptions for physical bullion	(8,316)
Change in unrealized gains (losses)	(21,388)	123,466
Balance at end of year	$ 4,065,861	$ 4,084,962